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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPORTS CORE FIXED INCOME FUND	as of June 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 92.7%

		Consumer Discretionary: 13.8%
$250,000	#	Daimler Finance North America LLC, 2.300%, 01/09/15	$255,259	2.2
250,000		DirectTV Hldg., 3.550%, 03/15/15	263,453	2.2
150,000		McDonald’s Corp., 2.625%, 01/15/22	153,180	1.3
300,000		Time Warner Cable, Inc., 5.000%, 02/01/20	337,662	2.9
300,000		Toyota Motor Credit Corp., 1.000%, 02/17/15	300,587	2.6
300,000		Whirlpool Corp., 4.700%, 06/01/22	304,142	2.6
			1,614,283	13.8
		Consumer Staples: 9.9%
200,000		Campbell Soup Co., 4.250%, 04/15/21	227,172	2.0
300,000		Coca-Cola Co/The, 1.500%, 11/15/15	306,809	2.6
300,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	303,433	2.6
300,000		PepsiCo, Inc./NC, 3.000%, 08/25/21	311,310	2.7
			1,148,724	9.9
		Energy: 14.2%
250,000		Apache Corp., 3.625%, 02/01/21	270,073	2.3
27,000		Noble Holding International Ltd., 2.500%, 03/15/17	27,460	0.2
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	259,062	2.2
100,000		Plains All American Pipeline L.P., 4.250%, 09/01/12	100,460	0.9
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	309,495	2.6
300,000		Transocean, Inc., 4.950%, 11/15/15	323,303	2.8
100,000		NuStar Logistics L.P., 6.050%, 03/15/13	102,841	0.9
250,000		Williams Partners L.P., 3.800%, 02/15/15	263,192	2.3
			1,655,886	14.2
		Financials: 33.1%
250,000		American International Group, Inc., 5.850%, 01/16/18	277,171	2.4
100,000		American Express Credit Corp., 5.875%, 05/02/13	104,190	0.9
250,000		Bank of America Corp., 5.625%, 07/01/20	268,264	2.3
250,000		Citigroup, Inc., 4.875%, 05/07/15	256,654	2.2
250,000		CNA Financial Corp., 5.750%, 08/15/21	275,392	2.4
200,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	199,216	1.7
300,000		General Electric Capital Corp., 4.375%, 09/16/20	325,340	2.8
300,000		HSBC Finance Corp., 6.375%, 11/27/12	306,378	2.6
300,000		JPMorgan Chase & Co., 5.125%, 09/15/14	318,915	2.7
200,000		Korea Development Bank, 4.000%, 09/09/16	213,889	1.8
100,000		Morgan Stanley, 4.100%, 01/26/15	99,508	0.9
250,000		Murray Street Investment Trust I, 4.647%, 03/09/17	250,848	2.2
250,000		Svenska Handelsbanken AB, 3.125%, 07/12/16	258,692	2.2
70,000		US Bancorp, 3.000%, 03/15/22	71,916	0.6
300,000		Vornado Realty L.P., 5.000%, 01/15/22	318,076	2.7
300,000		Wells Fargo & Co., 2.625%, 12/15/16	308,760	2.7
			3,853,209	33.1
		Industrials: 2.6%
300,000		3M Co., 1.375%, 09/29/16	306,081	2.6

		Information Technology: 5.1%
250,000		Applied Materials, Inc., 4.300%, 06/15/21	279,172	2.4
300,000		Intel Corp., 1.950%, 10/01/16	311,341	2.7
			590,513	5.1
		Materials: 2.6%
300,000		Eastman Chemical Co., 2.400%, 06/01/17	303,668	2.6

		Telecommunication Services: 3.1%
100,000		Verizon Virginia, Inc., 4.625%, 03/15/13	102,786	0.9
250,000		Vodafone, 2.875%, 03/16/16	263,368	2.2
			366,154	3.1
		Utilities: 8.3%
150,000		Commonwealth Edison Co., 1.625%, 01/15/14	152,091	1.3
50,000		Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	58,353	0.5
100,000		Detroit Edison Co, 3.450%, 10/01/20	108,388	0.9
250,000		Public Service Co. of Colorado, 3.200%, 11/15/20	268,499	2.3

PORTFOLIO OF INVESTMENTS
ING SPORTS CORE FIXED INCOME FUND	as of June 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)

		Utilities: (continued)
$102,000		Public Service Co. of Oklahoma, 6.150%, 08/01/16	$117,669	1.0
250,000		Wisconsin Electric Power Co., 2.950%, 09/15/21	260,754	2.3
			965,754	8.3

		Total Corporate Bonds/Notes
		(Cost $10,389,378)	10,804,272	92.7
		Assets in Excess of Other Liabilities	854,100	7.3
		Net Assets	$11,658,372	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$419,151
		Gross Unrealized Depreciation	(4,257)
		Net Unrealized Appreciation	$414,894

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$10,804,272	$—	$10,804,272
Total Investments, at fair value	$—	$10,804,272	$—	$10,804,272

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended June 30, 2012.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 23, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 23, 2012